Debt Bond (Details)			6 Months Ended		12 Months Ended
	Aug. 26, 2024 EUR (€)	Aug. 26, 2024 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Debt Bond [Line Items]
Interest rate	8.75%	8.75%
Proceed from debt bond				€ 1,667,638
Repayment of debt bond			126,676	126,676	€ 219,463	€ 0
Debt bond			2,187,381		2,314,057
Interest expense			98,373	92,733
Accrued interest			34,310		355,711
Enerfip Agreement [Member]
Debt Bond [Line Items]
Gross proceeds	€ 2,533,520	$ 1,647,637
Proceed from debt bond			0	€ 1,667,638
Bank Loan [Member]
Debt Bond [Line Items]
Proceed from debt bond					1,667,638	€ 865,882
Accrued interest			€ 34,310		€ 36,653